Employee Savings Plan - 401(k) Plan (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor | U.S.
Employees Savings Plan
401(k) Savings Plan	us-gaap:QualifiedPlanMember		us-gaap:QualifiedPlanMember
Employees' voluntary contribution percentage			75.00%
Company match, as a percent of the employee's contribution			100.00%
Employer match limit, as a percent of employee's compensation			4.00%
Expense recognized	$ 738,000
Successor | UK and Asia
Employees Savings Plan
Expense recognized	$ 423,000
Predecessor | U.S.
Employees Savings Plan
Expense recognized		$ 3,758,000		$ 4,137,000	$ 4,179,000
Predecessor | UK and Asia
Employees Savings Plan
Expense recognized		$ 1,113,000		$ 1,242,000	$ 1,181,000